Note 8 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period	$ 17,310	$ 166,364
Total gains (losses)	(199,072)	19,644
Purchases	(41,251)	11,502
Sales	20,561	(25,575)
Settlements	59,159	(154,625)
Balance, end of period	$ (143,293)	$ 17,310